UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	6/30
Date of reporting period:	12/31/12

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
New York Municipal
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the six-month period from July 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite pronounced weakness during the spring of 2012, most financial markets advanced over the reporting period as investors responded to encouraging macroeconomic developments throughout the world. Employment gains in the United States, credible measures to prevent a more severe banking crisis in Europe, and the likelihood of a “soft landing” for China’s economy buoyed investor sentiment, as did aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China. However, as has been the case since December 2008, short-term interest rates and money market yields remained near historical lows in the United States.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The U.S. economy seems likely to benefit from greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery. We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2012, through December 31, 2012, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2012, Dreyfus BASIC New York Municipal Money Market Fund produced an annualized yield of 0.01%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.01%.1

Yields of tax-exempt money market instruments stayed near historical lows over the second half of 2012 despite mounting evidence of stronger U.S. economic growth, as short-term interest rates remained anchored by a federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, the fund normally invests substantially all of its assets in short-term high-quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in NewYork’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if such securities become available.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s weighted average maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral weighted average maturity.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Recovery Gained Traction

The reporting period began in the wake of a brief downturn in economic sentiment stemming primarily from slower U.S. employment growth and a resurgent European debt crisis. Fortunately, investors responded more positively over the summer to better employment numbers, signs of a long-awaited recovery in U.S. housing markets, an extension of the Federal Reserve Board’s (the “Fed”) Operation Twist, and assurances of support for the euro by the European Central Bank. During the reporting period, the Fed embarked on a third, open-ended round of quantitative easing, and the central bank extended its forecast for low interest rates through mid-2015. These actions appeared to be effective, as U.S. GDP growth climbed to 3.1% for the third quarter of the year.

With short-term interest rates hovering near historical lows, demand from traditional money market investors shifted to the municipal bond market, where yields were incrementally higher. However, any reduction in demand for shorter-term, tax-exempt money market instruments from individual investors was offset by the effects of higher rates on short-term repurchase agreements, which helped to boost yields of variable rate demand notes (VRDNs). As a result, municipal money market instruments generally provided higher yields than comparable U.S. Treasury obligations, sparking increased demand from non-traditional investors, including institutional investors and corporations. Non-traditional investors also favored municipal money market instruments due to regulatory changes affecting funds’ liquidity requirements.

From a credit quality perspective, New York has continued to shore up its credit fundamentals by making the difficult decisions required to balance its budget and reform its tax code.

Focusing on Quality and Liquidity

Most tax-exempt money market funds have maintained relatively short weighted average maturities compared to historical averages. Due to narrow yield differences along the money market’s maturity spectrum, it has made little sense for fund managers to extend their weighted average maturities.A desire for ready liquidity amid ongoing regulatory uncertainty also contributed to the industry’s preference for shorter weighted average maturities.The fund was no exception, and its weighted average maturity was roughly in line with industry averages.

Careful and well-researched credit selection remained a key consideration over the final six months of 2012.As we have for some time, we favored state general obligation bonds, essential service revenue bonds, and certain local credits with strong financial positions and stable tax bases. We generally shied away from instruments issued by localities that depend heavily on state aid.

Rates Likely to Stay Low

We have been encouraged by recent evidence of economic growth, and we are cautiously optimistic regarding U.S. economic prospects in 2013.While the Fed expects moderate economic growth and a gradually declining unemployment rate, it has made clear that short-term interest rates are likely to remain low until the unemployment rate drops well below current levels. Consequently, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

January 15, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.
Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC NewYork Municipal Money Market Fund from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

Expenses paid per $1,000†	$1.51
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.
You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison.
Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

Expenses paid per $1,000†	$1.53
Ending value (after expenses)	$1,023.69

† Expenses are equal to the fund’s annualized expense ratio of .30%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2012 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC;
Bank of America)	0.17	1/7/13	6,635,000	[a]	6,635,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Trust)	0.18	1/7/13	1,900,000	[a]	1,900,000
Ausable Valley Central School
District, GO Notes, BAN	1.50	4/5/13	1,600,000		1,603,152
Campbell-Savona Central School
District, GO Notes, BAN	1.50	6/21/13	1,000,000		1,003,860
Cayuga County,
GO Notes, BAN	1.25	2/8/13	1,000,000		1,000,671
Cooperstown,
GO Notes, BAN	1.25	8/28/13	1,750,000		1,756,262
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.21	1/7/13	4,175,000	[a]	4,175,000
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	0.40	1/7/13	1,895,000	[a]	1,895,000
Hamburg Central School District,
GO Notes, BAN	1.50	6/14/13	2,900,000		2,911,128
Hamburg Village,
GO Notes, BAN	1.00	7/18/13	2,480,000		2,485,342
Hornell City School District,
GO Notes, BAN	1.25	6/28/13	1,700,000		1,704,527
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Saint Ann’s
Home for the Aged Project)
(LOC; HSBC Bank USA)	0.15	1/7/13	3,475,000	[a]	3,475,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.18	1/7/13	2,300,000	[a]	2,300,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.18	1/7/13	4,800,000	[a]	4,800,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann’s Home for
the Aged Project) (LOC;
HSBC Bank USA)	0.15	1/7/13	1,605,000	[a]	1,605,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.23	1/7/13	4,600,000	[a]	4,600,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.13	1/7/13	3,100,000	[a]	3,100,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Cobble Hill Health Center, Inc.)
(LOC; Bank of America)	0.16	1/7/13	5,500,000	[a]	5,500,000
New York City Housing Development
Corporation, MFHR	0.27	2/1/13	210,000		210,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project)
(LOC; TD Bank)	0.21	1/7/13	2,800,000	[a]	2,800,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; TD Bank)	0.21	1/7/13	3,600,000	[a]	3,600,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; TD Bank)	0.28	1/7/13	2,745,000	[a]	2,745,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.46	1/7/13	3,760,000	[a]	3,760,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; U.S. Bank NA)	0.10	1/2/13	2,000,000	[a]	2,000,000
New York City Trust for Cultural
Resources, Revenue (Alvin
Ailey Dance Foundation)
(LOC; Citibank NA)	0.15	1/7/13	5,660,000	[a]	5,660,000
New York State Housing Finance
Agency, Housing Revenue (160
West 62nd Street) (LOC; Wells
Fargo Bank)	0.14	1/7/13	8,000,000	[a]	8,000,000
New York State Housing Finance
Agency, Housing Revenue
(250 West 93rd Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.28	1/7/13	5,000,000	[a]	5,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.20	1/7/13	2,000,000	[a]	2,000,000
Niagara Wheatfield Central School
District, GO Notes, BAN
(Various Improvements)	1.50	3/27/13	1,000,000		1,001,966
Odessa-Montour Central School
District, GO Notes, BAN	1.50	6/14/13	1,100,000		1,104,171
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Network Inc. Obligated
Group; Faxton-Saint Luke’s
Healthcare) (LOC; Bank
of America)	0.19	1/7/13	2,920,000	[a]	2,920,000
Otsego County Industrial
Development Agency,
Civic Facility Revenue
(Saint James Retirement
Community Project)
(LOC; M&T Trust)	0.18	1/7/13	1,555,000	[a]	1,555,000
Port Authority of New York
and New Jersey,
Equipment Notes	0.18	1/7/13	4,000,000	[a]	4,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc. Project)
(LOC; HSBC Bank USA)	0.40	1/7/13	2,800,000	[a]	2,800,000
Rockland County Industrial
Development Authority,
Revenue (Northern Manor
Multicare Center, Inc. Project)
(LOC; M&T Trust)	0.23	1/7/13	2,300,000	[a]	2,300,000
Sullivan County,
GO Notes, BAN	1.25	3/8/13	1,400,000		1,401,635
Sullivan County,
GO Notes, BAN	1.50	3/8/13	1,000,000		1,001,528
Sullivan County,
GO Notes, TAN	1.25	3/15/13	1,000,000		1,001,492
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; RBS Citizens NA)	0.20	1/7/13	3,065,000	[a]	3,065,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California Public
Employees Retirement System)	0.11	1/2/13	2,950,000	[a]	2,950,000
Triborough Bridge and Tunnel
Authority, Subordinate
Revenue, Refunding (MTA
Bridges and Tunnels) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.22	1/7/13	7,500,000	[a]	7,500,000

Total Investments (cost $120,825,734)			99.9%		120,825,734

Cash and Receivables (Net)			.1%		142,513

Net Assets			100.0%		120,968,247

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	61.1
F2			VMIG2,MIG2,P2		SP2,A2	17.2
AAA,AA,Ab			Aaa,Aa,Ab		AAA,AA,Ab	3.5
Not Rated[c]			Not Rated[c]		Not Rated[c]	18.2
						100.0

† Based on total investments.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	120,825,734	120,825,734
Interest receivable		168,336
		120,994,070
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		23,784
Cash overdraft due to Custodian		2,037
Payable for shares of Beneficial Interest redeemed		2
		25,823
Net Assets ($)		120,968,247
Composition of Net Assets ($):
Paid-in capital		120,963,642
Accumulated net realized gain (loss) on investments		4,605
Net Assets ($)		120,968,247
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		120,963,652
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	211,065
Expenses:
Management fee—Note 2(a)	314,555
Trustees’ fees—Note 2(a,b)	5,612
Total Expenses	320,167
Less—reduction in expenses due to undertaking—Note 2(a)	(103,550)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(5,612)
Net Expenses	211,005
Investment Income—Net, representing net increase
in net assets resulting from operations	60

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2012	Year Ended
	(Unaudited)	June 30, 2012
Operations ($):
Investment income—net	60	24
Net realized gain (loss) on investments	—	4,605
Net Increase (Decrease) in Net Assets
Resulting from Operations	60	4,629
Dividends to Shareholders from ($):
Investment income—net	(60)	(24)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	62,916,370	201,818,149
Dividends reinvested	60	16
Cost of shares redeemed	(94,889,582)	(218,373,946)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(31,973,152)	(16,555,781)
Total Increase (Decrease) in Net Assets	(31,973,152)	(16,551,176)
Net Assets ($):
Beginning of Period	152,941,399	169,492,575
End of Period	120,968,247	152,941,399

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2012					Year Ended June 30,
	(Unaudited)		2012		2011		2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.001	.013	.026
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)	[a]	(.000)	[a]	(.001)	(.013)	(.026)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.07	1.35	2.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	[c]	.46		.46		.47	.49	.46
Ratio of net expenses
to average net assets	.30	[c]	.27		.42		.43	.48	.45
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.07	1.37	2.61
Net Assets, end of period
($ x 1,000)	120,968 152,941				169,493		221,622	303,439	364,121

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is the sole series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.The fund seeks to provide a high level of current income exempt from federal, NewYork state and NewYork city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	120,825,734
Level 3—Significant Unobservable Inputs	—
Total	120,825,734
† See Statement of Investments for additional detailed categorizations.

At December 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily of investing in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2012 was as follows: tax-exempt income $24.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended December 31, 2012 fees reimbursed by the Manager amounted to $5,612.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $103,550 during the period ended December 31, 2012.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $41,681, which are offset against an expense reimbursement currently in effect in the amount of $17,897.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended December 31, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $13,100,000 and $50,445,000, respectively.

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 26, 2013

By: /s/James Windels
James Windels, Treasurer
Date:	February 26, 2013

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)